As filed with the Securities and Exchange Commission on May 28, 2002

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 x

Pre-Effective Amendment No. __ _

Post-Effective Amendment No. 22 x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

370 17th Street, Suite 3100

Denver, CO 80202

(Address of principal executive offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 623-2577

Traci A. Thelen, Secretary

Financial Investors Trust

370 17th Street, Suite 3100

Denver, CO 80202

(Name and Address of Agent of Service)

Copy to:

Lester Woodward, Esq.

Davis, Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

_ immediately upon filing pursuant to paragraph (b)

X on June 5, 2002, pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a) (1)

_ on ____________, pursuant to paragraph (a) (1)

75 days after filing pursuant to paragraph (a) (2)

_ on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Registrant registered an indefinite number of shares pursuant to regulation 24f-2 under the Investment Company Act of 1940 on July 21, 1999.

This amendment consists of the following:

  Facing Sheet of Registration Statement.
  Text stating purpose of amendment.
  Signature page.

This amendment is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended the Registrant certifies that it has duly caused this Post-Effective Amendment No. 22 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on May 28, 2002.

FINANCIAL INVESTORS TRUST

(Registrant)

By: /s/ W. ROBERT ALEXANDER

W. Robert Alexander

Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Title Date

/s/ W. ROBERT ALEXANDER Trustee and May 28, 2002

W. Robert Alexander President

/s/ ROBERT E. LEE Trustee May 28, 2002

Robert E. Lee

/s/ MARY K. ANSTINE Trustee May 28, 2002

Mary K. Anstine

/s/ EDWIN B. CROWDER Trustee May 28, 2002

Edwin B. Crowder

/s/ JOHN R. MORAN, JR Trustee May 28, 2002

John R. Moran, Jr.